Leases - Summary of detailed Information About Carrying Amounts of Right-of-use Assets Recognized and Movements During Year (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	¥ 415,384	$ 64,189	¥ 446,608	$ 69,014
Addition	15,256	2,357	11,473	1,773
Depreciation expenses	(43,298)	(6,691)	(40,958)	(6,329)
Disposal	(3,198)	(494)	(1,771)	(274)
Translation difference	(143)	(22)	32	5
Ending balance	384,001	$ 59,339	415,384	$ 64,189
Leasehold land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	353,807		369,925
Addition	2,058
Depreciation expenses	(14,102)		(14,347)
Disposal	(3,198)		(1,771)
Ending balance	338,565		353,807
Building and office space [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	61,556		76,644
Addition	13,198		11,473
Depreciation expenses	(29,182)		(26,597)
Translation difference	(142)		36
Ending balance	45,430		61,556
Office Furniture, Fittings and Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	21		39
Depreciation expenses	(14)		(14)
Translation difference	(1)		(4)
Ending balance	¥ 6		¥ 21